NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2014
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Financial Statements

Basis of Financial Statements — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Because the Company maintains its records and prepares its financial statements in accordance with accounting principles prevailing in the respective country of incorporation, certain adjustments have been made to conform to U.S. GAAP. The major adjustments include those relating to depreciation of property and equipment, share-based compensation, valuation of deferred tax assets, appropriation of accumulated deficit and deferred U.S. Initial Public Offering (“IPO”) costs.

Reclassification	Reclassification — Certain reclassifications have been made to prior years to conform to the current year presentation.
Principles of Consolidation	Principles of Consolidation — The consolidated financial statements include the accounts of UBIC and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation of deferred tax assets, determination of fair values of stock options, estimated useful lives of fixed assets and intangible assets with finite useful lives and evaluation of those assets. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation — The assets and liabilities of foreign subsidiaries with functional currencies other than Japanese yen are translated into Japanese yen at the rate of exchange at the balance sheet date. Income and expense accounts are translated at the average rates of exchange for the respective reporting period. The resulting translation adjustments are included in other comprehensive income.

Cash Equivalents

Cash Equivalents — The Company defines cash equivalents as all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less at the time of purchase.

Investment	Investment — Investment consists of a time deposit with an original maturity of more than three months.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts — Allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon an evaluation of potential losses in the outstanding receivables.

Deferred IPO Costs

Deferred IPO Costs — Incremental costs directly associated with the Company’s IPO which occurred on May 16, 2013, such as consulting costs and legal fees, were capitalized and recorded as deferred IPO costs. These costs were netted against the gross proceeds of the IPO and recorded in additional paid-in capital (See Note 15).

Property and Equipment

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment, including assets under capital lease, are computed using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Leasehold improvements	5 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 years

Capitalized Computer Software Costs

Capitalized Computer Software Costs — The Company capitalizes costs of computer software developed and purchased for internal use. Costs incurred in the creation of computer software products for internal use are capitalized when the preliminary project phase is completed and when management, with the relevant authority, authorizes and commits funding to the project and it is probable that the project will be completed and the software will be used to perform the function intended. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Capitalized costs are amortized, beginning in the period each module or component of the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, mainly five years.

Leases

Leases — Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the balance of the obligation. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Impairment of Long-lived Assets

Impairment of Long-lived Assets — The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions.

Investments in Securities

Investments in Securities — The Company classifies investments in equity securities that have readily determinable fair values and debt securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss) in equity on a net-of-tax basis. The cost of securities sold is determined based on the average cost method.

The Company reviews the fair values of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in fair value are determined taking into consideration the duration of the decline in fair value of the security and the severity of the decline, the financial condition and near term prospects of the investee and the intent and ability of the Company to hold the equity security until forecasted recovery. The resulting realized loss is included in the consolidated statements of operations in the period in which the decline is deemed to be other than temporary.

Retirement and Severance Benefits

Retirement and Severance Benefits — The Company has defined benefit severance indemnities plans. The benefit obligation at March 31, the measurement date, is recognized in the consolidated balance sheet. The benefit obligation is the projected benefit obligation, which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. Net periodic retirement cost is recorded in the consolidated statement of operations and includes service cost and interest cost. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Actuarial gains and losses included in accumulated other comprehensive income (loss) are amortized using the straight-line method over the average remaining service period of active employees if it exceeds the corridor, which is defined as 10 percent of the projected benefit obligation.

Asset Retirement Obligations

Asset Retirement Obligations — The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the asset’s useful life.

Derivative Financial Instruments

Derivative Financial Instruments — The Company recognizes all derivative financial instruments, such as interest rate swap contracts, in the consolidated balance sheets as either assets or liabilities and they are measured at fair value regardless of the purpose or intent for using them.

The Company does not designate derivative financial instruments as hedging instruments nor apply hedge accounting. Accordingly, changes in fair value of the derivative financial instruments are recognized in earnings immediately.

Revenue Recognition

Revenue Recognition — The Company has agreements with customers pursuant to which it performs various services. A majority of the Company’s revenue relates to fees earned for the month-to-month performance of eDiscovery and forensic services. Such services include data collection, data processing, data hosting, data review, and document production services. The fees that the Company earns and bills for these services vary primarily based on the hours of service provided, the volume of documents reviewed or produced, the amount of data processed or stored. While the unit prices for providing the services are agreed in advance, the scope and volume of services to be performed can change depending on customers’ requests, which are made on an optional and “as needed” basis, and customers may choose not to request performance of additional services or may obtain similar services from other service providers.

The Company recognizes revenue for eDiscovery and forensic services based on the agreed-upon prices and volume of services performed during the period. For these contractual arrangements, the Company has identified each deliverable service element. Based on management’s evaluation of each element, it was determined that each element delivered has standalone value to the customers because the Company or other vendors sell such services separately from any other services/deliverables. Accordingly, each of the service elements in the multiple element case qualifies as a separate unit of accounting. The Company uses the best estimate of sales price based on the price it charges when it sells an element on a standalone basis, which is generally consistent with the stated prices in the arrangements, and allocates revenue to the various units of accounting in the arrangements based on the stated prices. The Company recognizes revenue for each separate unit of accounting when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured based on evidence of an arrangement.

The Company has revenue related to the reimbursement of certain direct costs by customers, primarily transportation. Reimbursed transportation and other reimbursable direct costs are recorded gross in the consolidated statements of operations as “Operating revenue from reimbursed direct costs” and as “Reimbursed direct costs.”

Consumption tax	Consumption tax — Consumption tax collected and remitted to tax authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.
Advertising	Advertising — Advertising costs are expensed as incurred and are recorded in “Selling, general and administration expenses.”
Research and Development Expenditures	Research and Development Expenditures — Costs related to the research, design and development of products are charged to research and development expenses as incurred.
Share-Based Compensation

Share-Based Compensation — The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant-date and recognizes the cost over the period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested.

Income Taxes

Income Taxes — Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credit are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when they are more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense in the consolidated statements of operations. The Company had no unrecognized tax benefits during the years ended March 31, 2012, 2013 and 2014.

Net Income (Loss) Attributable to UBIC, Inc. Shareholders Per Share

Net Income (Loss) Attributable to UBIC, Inc. Shareholders Per Share — Basic net income (loss) attributable to UBIC, Inc. shareholders per share is computed using the weighted-average number of shares of common stock outstanding during each year. Diluted net income (loss) attributable to UBIC, Inc. shareholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Other Comprehensive Income

Other Comprehensive Income — Other comprehensive income consists of translation adjustments resulting from the translation of financial statements of the foreign subsidiary, unrealized holding gains or losses on available-for-sale securities and adjustments related to retirement and severance benefits.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

On April 1, 2011, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2010-29, “Business Combinations,” which clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures in business combination when comparative financial statements are presented and improves the usefulness of the pro forma revenue and earnings disclosure. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2012, the Company adopted ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). See Note 12 for additional information about fair value measurements.

On April 1, 2013, the Company adopted ASU No. 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment,” which permits an entity the option to first assess qualitative factors to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired and thereby reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and improve consistency in impairment testing among long-lived asset categories. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

On April 1, 2013, the Company adopted ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income (loss) is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income (loss) but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail on these amounts. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations. See Note 16 for additional information.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In July 2013, the FASB issued ASU 2013-11, “Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” which requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward in the financial statements. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted and retrospective application are both permitted, but not required. The Company is currently evaluating the impact of adopting this ASU.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” This ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about:

1.       Contracts with customers—including revenue and impairments recognized, disaggregation of revenue, and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations)

2.       Significant judgments and changes in judgments—determining the timing of satisfaction of performance obligations (over time or at a point in time), and determining the transaction price and amounts allocated to performance obligations

3.       Assets recognized from the costs to obtain or fulfill a contract.

This ASU will be effective for annual reporting periods beginning after December 15, 2016, for public entities including interim periods within that reporting period. Early application is not permitted. The Company is currently evaluating the impact of adopting this ASU.